Financial Instruments and risks - Disclosure of fair value measurement of financial assets and liabilities (Details) - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Disclosure of fair value measurement of liabilities [Line items]
Cash and cash equivalents	$ 427,310	$ 96,016	$ 27,316
Other receivables	1,514	634	464
Short-term investments	0	8,620	0
Investments in equity instruments	3,668	240	440
Warrants investments	1,138	0	0
Capped call derivative options	27,016	0	0
Assets	731,499	300,423	198,559
Accounts payable and accrued liabilities	6,154	3,179	1,840
Due to related parties	482	285	836
Derivative liabilities	49,482	0	0
Convertible notes	237,355	0	0
Liabilities	300,138	4,628	$ 2,676
Recurring fair value measurement [Member]
Disclosure of fair value measurement of liabilities [Line items]
Cash and cash equivalents	427,310	96,016
Other receivables	1,514	634
Assets	460,646	105,510
Accounts payable and accrued liabilities	6,154	3,179
Due to related parties	482	285
Convertible notes	237,355	0
Liabilities	293,473	3,464
Recurring fair value measurement [Member] | Level 1 of fair value hierarchy [Member]
Disclosure of fair value measurement of liabilities [Line items]
Short-term investments	0	8,620
Investments in equity instruments	3,668	240
Recurring fair value measurement [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of fair value measurement of liabilities [Line items]
Warrants investments	1,138	0
Recurring fair value measurement [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of liabilities [Line items]
Capped call derivative options	27,016	0
Derivative liabilities	$ 49,482	$ 0